SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of accounting judgments and estimates [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS [Text Block]

3   SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of consolidated financial statements requires significant areas where estimates and judgment is applied. These estimates and judgments are based on management’s best knowledge of the relevant fact and circumstance taking into account previous experience, but actual results may differ from the amounts included in the financial statements.

Critical accounting estimates

Business combination

Acquisition of businesses are accounted for using the acquisition method under IFRS 3 - Business Combination. The allocation of the purchase price requires estimates as to the fair value of acquired assets and liabilities. For material acquisitions, the Company engages independent appraisers to assist with the determination of the fair value of assets acquired, liabilities assumed, and bargain purchase, if any, based on recognized business valuation methodologies. The information necessary to measure the fair values as at the acquisition date of assets acquired and liabilities assumed requires management to make certain judgments and estimates, including but not limited to the most appropriate valuation methodology, estimates of mineral reserves and mineral resources of the assets acquired, value of resources outside life of mine plans including assumptions for market values per ounce, future production levels, future operating costs, capital expenditures, discount rates and future metal prices. Changes to the preliminary measurements of assets and liabilities acquired may be retrospectively adjusted when new information is obtained until the final measurements are determined within one year of the acquisition date.

Mineral reserves and resources

The Company estimates its mineral reserves and resources in accordance with National Instrument 43-101 requirements.  The estimation of mineral reserves and resources requires judgment to interpret geological data and metallurgical testing, design of appropriate mining methods, recovery methods and establishment of a life of mine production schedule. The estimation of recoverable reserves is also based on assumptions such as capital costs, operating costs and metal pricing. Changes in the reserve or resource estimates may impact the valuation of property, plant, equipment and mineral properties, and exploration and evaluation assets, recognition of deferred tax amounts, reclamation and remediation obligations, and deprecation, depletion and amortization.

Stripping costs

The Company incurs waste removal costs (stripping costs) during the pre-production and production phases of its surface mining operations. During the production phase, stripping costs (production stripping costs) can be incurred both in relation to the production of inventory in that period and the creation of improved access and mining flexibility in relation to ore to be mined in the future. The former are included as part of production costs, while the latter are capitalized as deferred stripping, when certain criteria are met. Significant judgment is required to distinguish between pre-production stripping and production stripping and to distinguish between production stripping that relates to the extraction of inventory and that which relates to the creation of a deferred stripping asset.

Once the Company has identified its production stripping for each surface mining operation, it identifies the separate components of the ore bodies for each of its mining operations. An identifiable component is a specific volume of the ore body that is made more accessible by the stripping activity. Significant judgment is required to identify and define these components and to determine the expected volumes (e.g. in tonnes) of waste to be stripped and ore to be mined in each of these components. These assessments are undertaken for each individual mining operation based on the information available in the mine plan.

Judgment is also required to identify a suitable production measure to be used to allocate production stripping costs between inventory and any deferred stripping asset for each component. The Company considers that the ratio of the expected volume of waste to be stripped for an expected volume of ore to be mined for a specific component of the ore body is the most suitable production measure.

Work-in-process inventory valuation and cost

The Company's management makes estimates of the expected recoverable ounces of gold on leach pads and the expected timing of recoveries in work-in-process inventory, which is also used in the determination of the cost of sales during the period. Expected recoverable ounces of gold on leach pads are determined based on the type of ore tonnes mined and placed on the leach pad, rock density, grams of gold per tonne and expected recovery rates.

Management relies on internal geological and metallurgical experts to develop estimates related to expected recoverable ounces of gold on leach pads and timing of recoveries. The Company monitors the ongoing recovery of gold ounces from the leach pads and may refine its estimates based on these results. Assumptions used in the net realizable value assessment include the estimated gold price at the time of sale, remaining costs of completion to bring inventory into its saleable form and discount rate. Changes in these estimates can result in a change in the carrying amount of inventories and future cost of sales.

Impairment of non-current assets

The Company reviews the carrying amounts of non-current assets whenever events or changes in circumstances indicate that the carrying amounts may exceed the estimated recoverable amounts. Recoverable amounts are determined by reference to relevant market data, discounted future cash flows, and in-situ fair value per ounce of gold equivalent mineral reserves and resources not considered in the discounted cash flow model. An impairment loss is recognized when the carrying amount of those assets is no longer considered recoverable. Non-current assets that were previously impaired are tested for possible reversal of the impairment whenever events or changes in circumstance indicate that the impairment may have reversed.

Calculating the estimated recoverable amount of the CGU for non-current asset impairment tests requires management to make estimates and assumptions with respect to estimated recoverable mineral reserves and resources, metallurgical recovery estimates, estimated future commodity prices, future production volume, expected future operating, capital and reclamation costs, discount rates and exchange rates. Management relies on internal geological and metallurgical experts to develop estimates of recoverable mineral reserves and resources, metallurgical recovery estimates, and future production volumes as well as expected future operating, capital and reclamation costs. These estimates are subject to various risks and uncertainties which may ultimately influence the estimated recoverability of the carrying amounts of non-current assets.

Future gold prices, exchange rates, discount rates, estimates of recoverable reserves and resources, operating, capital and reclamation costs, and other key assumptions are used in the Company's impairment assessment. Changes in these assumptions could significantly impact the valuation of the Company's assets in the future.

Fair value of the derivative liabilities

The conversion feature within the convertible debt facility has been determined to be an embedded derivative that is not closely related to the liability host. The determination of the fair value of derivative using the Finite Difference method, requires the input of highly subjective assumptions, including risk free rates, expected volatility, and credit spread. Changes in the subjective input assumptions could materially affect the fair value estimate.

The expected volatility assumption is based on the historical volatility of the Company's stock over a term equal to the remaining term of corresponding debt instrument. The credit spread assumption in the model is based on the Company's cost of unsecured debt.

Reclamation provision

Reclamation provision represents the present value of estimated future costs for the reclamation of the Company's mines and properties. These estimates include assumptions as to the future activities, cost of services, timing of the reclamation work to be performed, inflation rates, exchange rates and discount rates.

The actual cost to reclaim a mine may vary from the estimated amounts because there are uncertainties in factors used to estimate the cost and potential changes in regulations or laws governing the reclamation of a mine. Management periodically reviews the reclamation requirements and adjusts the liability as new information becomes available and will assess the impact of new regulations and laws as they are enacted.

Contingencies

Due to the nature of the Company's operations, various legal and tax matters can arise from time to time that require estimation of amounts and probability of outcome. In the event that management's estimate of the future resolution of these matters changes, the Company will recognize the effects of the changes in its consolidated financial statements for the period in which such changes occur.

Critical accounting judgments

Acquisition accounting

The assessment of whether an acquisition meets the definition of a business or whether it is a purchase of assets is a key area of judgment. If deemed to be a business combination, the acquisition method requires acquired assets and liabilities assumed to be recorded at fair value as of the date of acquisition. Where an acquisition involves a purchase of assets the purchase price is allocated to the assets acquired and liabilities assumed based on their relative fair value. The Company determined that the acquisition of FCGI met the requirements to be accounted of as a business combination and the acquisition of MPM does not meet the requirements and therefore is accounted for as an asset acquisition (note 5).

Assessment of impairment indicators

Management assesses whether any indication of impairment exists at the end of each reporting period. Judgment is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both internal and external information to determine whether there is an indicator of impairment and, accordingly, whether impairment testing is required. The information the Company considers in assessing whether there is an indicator of impairment includes, but is not limited to, significant decreases in future gold and silver prices, increases in operating cost and future capital costs estimates, decreases in estimated mineral reserves, decreases in estimated production and increases in the discount rate. No impairment indicators were identified by management as of December 31, 2024.

Exploration and Evaluation Expenditure

The application of the Company’s accounting policy for exploration and evaluation expenditure requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have not reached a stage that permits a reasonable assessment of the existence of reserves.

Deferred income taxes

The determination of deferred income tax requires management to make judgments related to probability that future taxable profit will be sufficient to allow the recognition of deferred tax assets and the likelihood that tax position taken will be sustained upon assessments by applicable tax authorities.

Going concern

Management requires to apply judgment in the assessment with respect to evaluating the Company’s ability to continue as a going concern and to ensure that disclosures relating to liquidity are appropriate. The Company manages liquidity risk by maintaining an adequate level of cash to meet its short-term ongoing obligations, ensuring access to credit facilities and reviews its actual expenditures and forecast cash flows on a regular basis.

Functional currency

The functional currency for each of the Company’s entities is the currency of the primary economic environment in which the entity operates. The determination of the functional currency may involve judgments to determine the primary economic environment, if the functional currency is not or may not be clear. The Company reconsiders the functional currency if there is a change in conditions used to determine the economic environment.